Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,336,778)	$ (5,536,124)	$ (7,995,474)	$ (5,365,196)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	48,657	18,572	61,897	21,796
Share based compensation	492,359	$ 359,000	1,333,871	1,946,772
Loss on assets held for sale	10,196
Loss on settlement of capital lease	$ 8,820
Common stock issued for services		$ 310,375
Accretion expense	$ 29,883	$ 539,319	539,319	$ 829,969
Gain related to reimbursement of prior period research and development expenses ASET (Note 9)	$ (100,000)
Realized loss on sale of marketable securities acquired in equity financing			42,421
Beneficial conversion feature		$ 2,324,759	2,324,759
Amortization of deferred financing costs		$ 60,523	$ 60,523	$ 14,159
Loss on extinguishment of debt				$ 32,853
Change in fair value of warrant liability	$ (172,900)		$ 118,300
Change in fair value of put embedded in note payable	$ 3,134
Warrants issued for services				$ 42,993
Net changes in assets and liabilities
Other receivable		$ 20,000	$ 20,000	(20,000)
Prepaid expenses	$ (40,729)	(35,452)	67,165	81,766
Refundable deposit	(2,100)	(278,952)	(268,585)	(10,367)
Accounts payable and accrued expenses			44,915	89,960
Accounts payable	(27,326)	135,843
Accrued expenses	226,676	49,753
Interest payable	5,649	63,712	66,064	135,761
NET CASH USED IN OPERATING ACTIVITIES	(1,854,459)	$ (1,968,672)	(3,584,825)	$ (2,199,534)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds received from settlement of capital lease	$ 2,897
Proceeds from sale of investment		$ 785,962
Proceeds from sale of marketable securities			1,214,212
Purchase of equipment	$ 149,458	10,090	65,646	$ 172,724
NET CASH PROVIDED BY INVESTING ACTIVITIES	(146,561)	775,872	1,148,566	(172,724)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes	1,200,000	$ 615,000	65,000	(74,682)
Proceeds from issuance of convertible debt			615,000	$ 2,055,000
Payment of debt issuance costs	$ (88,592)
Proceeds from issuance of common stock and warrants, net		$ 750,000	711,053
Re-purchase of common stock and warrants	$ (111,563)
Proceeds from issuance of Series B preferred stock and warrant, net	$ 1,945,244		1,062,420
Payment of convertible notes		$ (100,000)	(100,000)
Payment of capital lease obligation	$ (71,500)	$ (59,951)	(48,962)
Payment of short-term debt	(42,407)		(93,840)	$ (93,840)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,831,182	$ 1,205,049	2,210,671	1,886,478
Net decrease in cash and cash equivalents	830,162	12,249	(225,588)	(485,780)
Cash at the beginning of the year	257,820	483,408	483,408	969,188
Cash at the end of the period	$ 1,087,982	495,657	257,820	$ 483,408
Common stock and warrants issued for conversion of debt		3,558,413	3,358,415
Conversion of short-term notes and accounts payable for Series B preferred stock and warrants			90,000
Capital lease financing for fixed assets			318,603
Securities held-for-sale exchanged for common and preferred shares		$ 1,344,000	1,000,000
Warrant liability component of Series B Preferred Stock and warrants	$ 150,544		154,700
Accrued offering costs		$ 29,999	19,836
Securities exchanged for preferred shares			256,633
Issuance on lease financing for fixed assets		318,603
Financing of insurance premium through short-term debt	$ 107,250	$ 93,840	93,840	$ 93,840
Warrants issued with convertible notes			127,289	357,145
Note receivable received for sale of assets	75,000
Beneficial conversion feature			45,746	$ 532,210
Warrants issued to placement agent	175,241		46,592
Series B Preferred Stock accrued dividends	94,793		$ 16,767
Series B Preferred PIK dividend	124,467
Capital lease settled against deposit	$ 227,235